UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form. Please print or type.


1.    Name and address of issuer:   USAA INVESTMENT TRUST
                                    10750 ROBERT F. MCDERMOTT FREEWAY
                                    SAN ANTONIO, TEXAS  78288

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

              [X]

3.    Investment Company Act File Number:    811-4019

      Securities Act File Number:            2-91069

4(a). Last day of the fiscal year for which this Form is filed:   May 31, 2000

4(b). Check  this box if this  Form is being  filed  late  (ie.,  more  than  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2): NOT APPLICABLE

4(c). Check box  if  this is  the last time the issuer will be filing this Form:
      NOT APPLICABLE

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             pursuant to section 24(f):                         $ 1,285,400,434

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                  $ 1,420,288,799

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable
             to the Commission:                $             0
                                               ---------------

       (iv)  Total available redemption credits
             [add Items 5(ii) and 5(iii):                     - $ 1,420,288,799
                                                                ---------------

        (v)  Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                        $  (134,888,365)

--------------------------------------------------------------
       (vi)  Redemption credits available for  $  (134,888,365)
             use in future years -- if Item    ---------------
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item
             5(i)]:
--------------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                             x       0.000264
                                                                ---------------

     (viii)  Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                            =              0
                                                                ===============
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                      + $           N/A
                                                                 ---------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:              = $             0
                                                                 ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A
                                    -----

                Method of Delivery:  N/A

                                    -----  Wire Transfer
                                    -----  Mail or other means


                                 SIGNATURES


    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*
                             -----------------------
                             Sherron Kirk, Treasurer
                             -----------------------

    Date:  July 25, 2000
         -----------------

* Please print the name and title of the signing officer below the signature.